Actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Minimum
Actuarial assumptions [Line Items]
Discount rate	2.68%	2.71%
Future salary increase rate	1.90%	1.80%
Weighted average maturity	7.6 years	8.2 years
Maximum
Actuarial assumptions [Line Items]
Discount rate	3.30%	3.17%
Future salary increase rate	4.00%	4.00%
Weighted average maturity	15.4 years	16.2 years